Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Administrative Expenses [Abstract]
Personnel expenses	$ 1,006	$ 778	$ 628
Audit fees	98	103	101
Travelling expenses	3	5	3
Consulting fees	191	76	54
Communication	7	9	11
Stationery	2	2	2
Greek tax authorities (note 19)	116	118	116
Other	160	265	309
Total	$ 1,583	$ 1,356	$ 1,224